Non-Operating Revenue (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Rental revenue	$ 31,139	$ 26,852
Tang Dynasty Investment Group Limited [Member]
Rental revenue	$ 31,139